Acquisition of Nautilus Offshore Services Inc. (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Purchase Price Allocation
Assets:
Current assets	$22,609
Vessels	97,100
Goodwill	7,002
Above-market acquired time charters	12,474
Other non-current assets	5,562
Total assets acquired	144,747

Liabilities:
Total current liabilities	12,691
Total non-current liabilities	39,988
Total liabilities assumed	52,679

Fair value of non - controlling interests	1,500

Net assets acquired	$90,568

Consideration paid	87,000
Working capital adjustment	3,568
Total consideration	90,568

Amortization Schedule
	Amortization Schedule
	Amount Acquired	Balance as of December 31, 2015	Amortization and write offs for the year ended December 31, 2016	Amortization for the year ending December 31, 2017
Above-market acquired time charters	$12,474	$11,007	$9,507	$1,500

Pro Forma Information
	December 31,
	2014	2015
Pro forma revenues	$2,233,015	$1,011,674
Pro forma operating income/(loss)	554,870	(866,317)
Pro forma net loss	(38,874)	(2,838,322)
Pro forma per share amounts:
Basic net loss per share	$(127.87)	$(6,402.62)

Impairment charge

Balance December 31, 2015	$ 7,002
Goodwill impairment charge	(7,002)

Balance December 31, 2016	$ —